Fair Value of Assets and Liabilities - Level 3 (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) security	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) security	Jun. 30, 2023 USD ($) security
Fair Value of Assets and Liabilities
Beginning balance	$ 1,460,000	$ 1,580,000	$ 1,580,000	$ 1,900,000
Unrealized gains (losses) included in other comprehensive income (loss)	$ 40,000	$ (120,000)	$ (120,000)	$ (320,000)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Ending balance	$ 1,500,000	$ 1,460,000	$ 1,460,000	$ 1,580,000
Number of investment securities measured at fair value on a recurring basis using significant unobservable inputs | security	1		1	1
Significant unobservable input	The Level 3 valuation is based on the 5/30 swap curve		The Level 3 valuation is based on the 5/30 swap curve
Significant unobservable input, float	1.00%		1.00%